Policyholder Account Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 10,676,911	$ 10,935,372
Adjustments
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	10,676,911
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	5,499,037	5,370,563
Equity indexed annuity contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	4,761,155	5,298,452
Funding agreements
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	408,165	255,200
Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Total policyholders' account balances	$ 8,554	$ 11,157